Document and Entity Information	May 21, 2026
Cover [Abstract]
Entity Registrant Name	FONAR CORP
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000355019
Document Type	8-K
Document Period End Date	May 21, 2026
Entity Incorporation State Country Code	DE
Entity File Number	0-10248
Entity Tax Identification Number	11-2464137
Entity Address, Address Line One	110 Marcus Drive
Entity Address, City or Town	Melville
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	694-2929
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.0001 par value
Trading Symbol	FONR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false